Variable Interest Entities	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

In February 2014, through our wholly-owned subsidiaries, we entered into sale and leaseback agreements with ICBC Finance Leasing Co. Ltd ("ICBCL") entities for four of our vessels; the Golar Glacier, Golar Kelvin, Golar Ice and Golar Snow.  The ICBCL entities are wholly-owned, newly formed special purpose vehicles ("SPVs").

In October 2014, the first vessel, Golar Glacier, was sold to an ICBCL SPV, followed by the sale of Golar Kelvin and Golar Snow in January 2015 and Golar Ice in February 2015. The vessels were simultaneously chartered back over a period of 10 years. We have several options to repurchase the vessels during the charter periods with the earliest from the fifth year of the bareboat charter, and purchase options and obligations to purchase the assets at the end of the 10 years lease period.

The table below gives a summary of the sale and leaseback arrangement, as of June 30, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Last repurchase option (in $ millions)	Month of last repurchase option
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025

While we do not hold any equity investment in the above SPVs, we concluded that we have variable interest in the SPVs, and that the SPVs are variable interest entities ("VIE"). Our evaluation under the VIE model included both quantitative and qualitative considerations. These considerations included the equity structure, our rights and obligations resulting from the agreement, the existence of repurchase option, the nature of the investment, the purpose and design of the legal entities, and the organizational structure including decision-making ability and relevant financial agreements.

As a result of this evaluation, we assessed that we are the primary beneficiary of these VIEs and accordingly, these VIEs are consolidated in our results. The equity attributable to ICBCL in the VIEs is included in non-controlling interests in our consolidated results.

As at June 30, 2015, the vessels are reported under "Vessels and equipment, net" in our consolidated balance sheet.

A summary of our payment obligations under the bareboat charters are shown below.

(in $ thousands)	2015	2016	2017	2018	2019
Golar Glacier	4,263	17,147	17,100	17,100	17,100
Golar Kelvin	18,506	17,147	17,100	17,100	17,100
Golar Snow	18,363	17,147	17,100	17,100	17,100
Golar Ice	17,053	17,147	17,100	17,100	17,100